Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Income Taxes Tables Abstract
Schedule of Reconciliation of Provision for Income Tax Expenses (Recovery)

A reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2018	2017
Net loss before income taxes per consolidated financial statements	$(8,096,408)	$(877,867)
Income tax rate	21%	35%
Income tax recovery	(1,700,300)	(307,300)
Non-deductible share-based payments	662,800	162,300
Non-deductible interest	22,800	10,100
Loss on settlement of debt	732,600	—
Valuation allowance change	282,100	134,900
Income tax expense (recovery)	$—	$—

Schedule of Significant Component of Deferred Tax Assets

The significant component of deferred income tax assets at December 31, 2018 and 2017 is as follows:

	2018	2017
Net operating loss carry-forward	$588,900	$306,800
Valuation allowance	(588,900)	(306,800)
Net deferred income tax asset	$—	$—